UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03380

Name of Registrant: Legg Mason Value Trust, Inc.

Address of Principal Executive Offices: 100 Light Street, Baltimore, MD 21202

Name and address of agent for service:

Richard M. Wachterman, Esq.
Legg Mason Wood Walker, Incorporated
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: 03/31/06

Date of reporting period: 09/30/2005

Item 1. Report to Shareholders.

Semi-Annual Report to Shareholders

To Our Shareholders,

   We are pleased to provide you with Legg Mason Value Trust’s semi-annual report for the six months ended September 30, 2005. Total returns for various periods ended September 30, 2005 are:

	Total ReturnsA

	6 Months	9 Months	12 Months

Value Trust:
Primary Class	+5.59%	-0.69%	+14.25%
Financial Intermediary Class	+5.92%	-0.21%	+14.99%
Institutional Class	+6.11%	+0.04%	+15.40%
S&P 500 Stock Composite IndexB	+5.02%	+2.77%	+12.25%
Lipper Large-Cap Core FundsC	+4.97%	+2.48%	+11.54%

   Information about the Fund’s performance over longer periods of time are shown in the Performance Information section within this report. For more information about the Fund share classes included in the report, please contact your financial adviser.

   Many Primary Class shareholders invest regularly in Fund shares on a dollar cost averaging basis through a program we call Future First. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or brokerage accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases during market downswings, when the best values are available. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your financial adviser will be happy to help you establish a Future First dollar cost averaging account should you wish to do so.

Sincerely,

John F. Curley, Jr. Chairman	Mark R. Fetting President

October 28, 2005

A	Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. No adjustment has been made for any income taxes payable by shareholders. Past performance does not predict future performance.

B	A market-capitalization weighted index, composed of 500 widely held common stocks, that is generally considered representative of the U.S. stock market.
C	Average of the 942 funds comprising the Lipper universe of large-cap core funds, defined as funds that invest at least 75% of their equity assets in companies with market capitalizations greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

Semi-Annual Report to Shareholders

Expense Example

Legg Mason Value Trust, Inc.

   As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees on Primary and Financial Intermediary Class shares; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on April 1, 2005, and held through September 30, 2005.

Actual Expenses

   The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

   The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

	Beginning	Ending	Expenses PaidA
	Account	Account	During the
	Value	Value	Period
	4/1/05	9/30/05	4/1/05 to 9/30/05

Primary Class
Actual	$1,000.00	$1,055.90	$8.66
Hypothetical (5% return before expenses)	1,000.00	1,016.60	8.49
Financial Intermediary Class
Actual	$1,000.00	$1,059.20	$5.21
Hypothetical (5% return before expenses)	1,000.00	1,020.00	5.11
Institutional Class
Actual	$1,000.00	$1,061.10	$3.57
Hypothetical (5% return before expenses)	1,000.00	1,021.61	3.50

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratio of 1.68%, 1.01%, and 0.69% for the Primary Class, Financial Intermediary Class and Institutional Class respectively, multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (183) and divided by 365.

Semi-Annual Report to Shareholders

Performance Information

Legg Mason Value Trust, Inc.

   The graphs on the following pages compare the Fund’s total returns to the Value LineA and S&P 500 Stock Composite indices. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and an initial $1,000,000 investment in each of the Financial Intermediary and Institutional Classes for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling portfolio securities. The line representing each securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s results and the indices’ results assume reinvestment of all dividends and distributions.

       Total return measures investment performance in terms of appreciation or depreciation in net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

A	Composed of approximately 1,700 stocks, this index is a geometric average of the daily price percentage change in each stock, covering both large- and small- capitalization companies.

Semi-Annual Report to Shareholders

Performance Information — Continued

Growth of a $10,000 Investment — Primary Class

Periods Ended September 30, 2005

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+14.25%	+14.25%
Five Years	+10.78%	+2.07%
Ten Years	+305.82%	+15.04%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Semi-Annual Report to Shareholders

Growth of a $1,000,000 Investment — Financial Intermediary Class

Periods Ended September 30, 2005

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+14.99%	+14.99%
Three Years	+84.62%	+22.68%
Life of Class*	+29.26%	+5.84%

* Inception date: March 23, 2001

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

B	Index returns are for periods beginning March 31, 2001.

Semi-Annual Report to Shareholders

Performance Information — Continued

Growth of a $1,000,000 Investment — Institutional Class

Periods Ended September 30, 2005

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+15.40%	+15.40%
Five Years	+16.48%	+3.10%
Ten Years	+348.08%	+16.18%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Semi-Annual Report to Shareholders

Portfolio Composition (As of September 30, 2005) C
(As a percentage of the portfolio)

Top Ten Holdings (As of September 30, 2005)

% of
Security	Net Assets

Sprint Nextel Corporation	7.1%
UnitedHealth Group Incorporated	6.7%
Amazon.com, Inc.	5.8%
Tyco International Ltd.	5.1%
The AES Corporation	4.6%
Google Inc.	3.6%
J.P. Morgan Chase & Co.	3.5%
eBay Inc.	3.5%
Aetna Inc.	3.3%
Sears Holdings Corporation	3.0%

C	The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.

Semi-Annual Report to Shareholders

Performance Information — Continued

Selected Portfolio Performance D

Srongest performers for the 3rd quarter 2005E

1.	Amazon.com, Inc.	+36.9%
2.	Albertson’s, Inc.	+25.1%
3.	eBay Inc.	+24.8%
4.	Health Net Inc.	+24.0%
5.	The St. Paul Travelers Companies, Inc.	+14.1%
6.	Qwest Communications International Inc.	+10.5%
7.	Time Warner Inc.	+8.7%
8.	International Business Machines Corporation	+8.4%
9.	UnitedHealth Group Incorporated	+7.8%
10.	Google Inc.	+7.6%

Wakest performers for the 3rd quarter 2005E

1.	Expedia, Inc.F	-17.2%
2.	Sears Holdings Corporation	-17.0%
3.	Countrywide Financial Corporation	-14.2%
4.	Eastman Kodak Company	-9.4%
5.	Seagate Technology	-9.3%
6.	Pfizer Inc.	-8.8%
7.	Cisco Systems, Inc.	-6.1%
8.	Sprint Nextel Corporation	-5.1%
9.	IAC/InterActiveCorp	-5.0%
10.	Tyco International Ltd.	-4.3%

Portfolio Changes

Securities added during the 3rd quarter 2005	Securities sold during the 3rd quarter 2005

Centex Corporation Computer Associates International, Inc. Hewlett-Packard Company Masco Corporation Pulte Homes, Inc.	The Kroger Co. WPP Group plc – ADR

D	Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they were paid.

E	Securities held for the entire quarter.

F	Acquired as the result of a spinoff from IAC/InterActiveCorp. Performance is for the period 7/20/05 - 9/30/05.

Semi-Annual Report to Shareholders

Portfolio of Investments

Legg Mason Value Trust, Inc.

September 30, 2005 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stock and Equity Interests — 98.3%
Consumer Discretionary — 29.5%
Household Durables — 1.8%
Centex Corporation	2,500	$161,450
Pulte Homes, Inc.	4,000	171,680

		333,130

Internet and Catalog Retail — 13.6%
Amazon.com, Inc.	23,500	1,064,550	A,B
eBay Inc.	15,500	638,600	B
Expedia, Inc.	18,251	361,549	A,B
IAC/InterActiveCorp	17,000	430,950	A,B

		2,495,649

Leisure Equipment and Products — 2.8%
Eastman Kodak Company	21,500	523,095	A

Media — 6.2%
The DIRECTV Group, Inc.	29,000	434,420	B
Time Warner Inc.	20,500	371,255
WPP Group plc	32,438	330,026

		1,135,701

Multi-Line Retail — 3.0%
Sears Holdings Corporation	4,400	547,448	B

Specialty Retail — 2.1%
The Home Depot, Inc.	10,000	381,400

Consumer Staples — 1.0%
Food and Staples Retailing — 1.0%
Albertson’s, Inc.	7,032	180,360

Financials — 15.7%
Consumer Finance — 1.9%
Capital One Financial Corporation	4,495	357,403

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Legg Mason Value Trust, Inc. — Continued

	Shares/Par	Value

Financials — Continued
Diversified Financial Services — 5.7%
Citigroup Inc.	9,000	$409,680
J.P. Morgan Chase & Co.	18,977	643,890

		1,053,570

Insurance — 2.1%
The St. Paul Travelers Companies, Inc.	8,500	381,395

Thrifts and Mortgage Finance — 6.0%
Countrywide Financial Corporation	13,000	428,740
MGIC Investment Corporation	6,601	423,759	A
Washington Mutual, Inc.	6,264	245,673

		1,098,172

Health Care — 16.9%
Health Care Providers and Services — 15.6%
Aetna Inc.	7,000	602,980
Health Net Inc.	10,500	496,860	A,B
McKesson Corporation	11,250	533,803
UnitedHealth Group Incorporated	21,964	1,234,399

		2,868,042

Pharmaceuticals — 1.3%
Pfizer Inc.	9,500	237,215

Industrials — 7.2%
Building Products — 0.3%
Masco Corporation	1,500	46,020

Commercial Services and Supplies — 1.8%
Waste Management Inc.	11,862	339,372

Industrial Conglomerates — 5.1%
Tyco International Ltd.	33,935	945,098

Semi-Annual Report to Shareholders

	Shares/Par	Value

Information Technology — 13.8%
Communications Equipment — 0.9%
Cisco Systems, Inc.	9,000	$161,370	B

Computers and Peripherals — 2.6%
Hewlett-Packard Company	1,500	43,800
International Business Machines Corporation	2,994	240,203
Seagate Technology	12,500	198,125	B

		482,128

Internet Software and Services — 5.9%
Google Inc.	2,100	664,566	B
Yahoo! Inc.	12,500	423,000	B

		1,087,566

Software — 4.4%
Computer Associates International, Inc.	1,500	41,715
Electronic Arts Inc. (EA)	8,100	460,809	B
Intuit Inc.	5,989	268,349	B
Symantec Corporation	1,098	24,878	B

		795,751

Telecommunication Services — 9.6%
Diversified Telecommunication Services — 2.5%
Qwest Communications International Inc.	112,785	462,418	A,B

Wireless Telecommunication Services — 7.1%
Sprint Nextel Corporation	54,670	1,300,058

Utilities — 4.6%
Independent Power Producers and Energy Traders — 4.6%
The AES Corporation	51,937	853,325	A,B

Total Common Stock and Equity Interests (Identified Cost — $12,034,551)		18,065,686

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Legg Mason Value Trust, Inc. — Continued

	Shares/Par	Value

Repurchase Agreements — 0.4%
Bank of America 3.78%, dated 9/30/05, to be repurchased at $39,956 on 10/3/05 (Collateral: $41,055 Freddie Mac notes, 3.75%, due 3/15/07, value $40,770)	$39,944	$39,944

Goldman, Sachs & Company 3.71%, dated 9/30/05, to be repurchased at $39,956 on 10/3/05 (Collateral: $39,827 Fannie Mae mortgage-backed securities, 6%, due 4/1/35, value $40,769)	39,943	39,943

Total Repurchase Agreements (Identified Cost — $79,887)		79,887

Total Investments — 98.7% (Identified Cost — $12,114,438)		18,145,573
Other Assets Less Liabilities — 1.3%		238,859

Net Assets — 100.0%		$18,384,432

A	Affiliated Company — As defined in the Investment Company Act of 1940 an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At September 30, 2005, the total market value of affiliated companies was $4,616,506 and the identified cost was $3,906,397. See Note 4, Transactions With Affiliated Companies, in the notes to financial statements.

B	Non-income producing.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Legg Mason Value Trust, Inc.

September 30, 2005 (Unaudited)
(Amounts in Thousands)

Assets:
Investment securities at market value: (Identified Cost — $12,034,551)
Affiliated		$4,616,506
Non-affiliated		13,449,180
Short-term securities at value (Identified Cost — $79,887)		79,887
Receivable for fund shares sold		264,576
Receivable for securities sold		41,830
Dividend and interest income receivable		4,206
Other assets		109

Total assets		18,456,294
Liabilities:
Payable for fund shares repurchased	$19,975
Payable for securities purchased	31,065
Accrued management fee	9,614
Accrued distribution and service fees	9,045
Accrued expenses	2,163

Total liabilities		71,862

Net Assets		$18,384,432

Net assets consist of:
Accumulated paid-in-capital applicable to:
173,065 Primary Class shares outstanding		$7,020,492
25,291 Financial Intermediary Class shares outstanding		1,625,741
75,923 Institutional Class shares outstanding		4,679,960
Accumulated net investment loss		(42,023)
Undistributed net realized loss on investments		(930,873)
Unrealized appreciation of investments		6,031,135

Net Assets		$18,384,432

Net Asset Value Per Share:
Primary Class		$64.78

Financial Intermediary Class		$70.11

Institutional Class		$71.14

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Legg Mason Value Trust, Inc.

For the Six Months Ended September 30, 2005 (Unaudited)
(Amounts in Thousands)

Investment Income:
Dividends
Affiliated	$6,597
Non-affiliated	67,003
Interest	2,503

Total income			$76,103
Expenses:
Management fee	57,053
Distribution and service fees:
Primary Class	53,903
Financial Intermediary Class	1,477
Audit and legal fees	345
Custodian fee	686
Directors’ fees and expenses	42
Registration fee	182
Reports to shareholders	414
Transfer agent and shareholder servicing expense:
Primary Class	3,121
Financial Intermediary Class	473
Institutional Class	169
Other expenses	327

	118,192
Less: Fees waived	(66)

Total expenses net of waivers			118,126

Net Investment Loss			(42,023)
Net Realized and Unrealized Gain on Investments:
Realized gain on investments and foreign currency transactions	416,569	A,B
Change in unrealized appreciation of investments and foreign currency translations	589,539

Net Realized and Unrealized Gain on Investments			1,006,108

Change in Net Assets Resulting From Operations			$964,085

A	See Note 1, Commission Recapture, in the notes to financial statements.

B	Includes $24,196 of net realized gains from the sale of securities of Affiliated Companies.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Legg Mason Value Trust, Inc.

(Amounts in Thousands)

	For the Six	For the
	Months Ended	Year Ended
	9/30/05	3/31/05
	(Unaudited)

Change in Net Assets:
Net investment loss	$(42,023)	$(77,576)
Net realized gain on investments and foreign currency transactions	416,569	147,448
Change in unrealized appreciation of investments and foreign currency translations	589,539	951,255

Change in net assets resulting from operations	964,085	1,021,127
Change in net assets from Fund share transactions:
Primary Class	(615,819)	(281,498)
Financial Intermediary Class	760,419	411,719
Institutional Class	768,462	1,135,949

Change in net assets	1,877,147	2,287,297
Net Assets:
Beginning of period	16,507,285	14,219,988

End of period	$18,384,432	$16,507,285

Undistributed net investment loss	$(42,023)	$—

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Legg Mason Value Trust, Inc.

   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	For the
	Six Months
	Ended		Years Ended March 31,
	September 30,
	2005		2005	2004	2003		2002		2001

	(Unaudited)
Net asset value, beginning of period	$61.35		$57.55	$39.41	$48.23		$53.73		$75.25

Investment operations:
Net investment loss	(.26)		(.46)	(.31)	(.15	)A	(.28	)A	(.25)
Net realized and unrealized gain (loss) on investments	3.69		4.26	18.45	(8.67)		(4.96)		(6.80)

Total from investment operations	3.43		3.80	18.14	(8.82)		(5.24)		(7.05)

Distributions:
From net realized gain on investments	—		—	—	—		(.26)		(14.47)

Total distributions	—		—	—	—		(.26)		(14.47)

Net asset value, end of period	$64.78		$61.35	$57.55	$39.41		$48.23		$53.73

Ratios/supplemental data:
Total return	5.59	%C	6.60%	46.03%	(18.29)%		(9.82)%		(9.99)%
Expenses to average net assets	1.68	%D	1.68%	1.70%	1.72	%B	1.68	%B	1.69	%B
Net investment loss to average net assets	(.80	)%D	(.77)%	(.61)%	(.37)%		(.53)%		(.44)%
Portfolio turnover rate	7.0	%C	8.8%	3.8%	25.0%		24.4%		27.0%
Net assets, end of period (in thousands)	$11,210,438		$11,208,979	$10,790,770	$6,981,433		$9,378,228		$10,319,107

A	Computed using average shares outstanding.

B	Interest expense incurred with respect to the borrowings described in Note 5 to the financial statements did not affect the expense ratio, which, excluding interest expense, was 1.72% for the year ended March 31, 2003; 1.68% for the year ended March 31, 2002, and 1.69% for the year ended March 31, 2001.

C	Not annualized.

D	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Intermediary Class:

	For the
	Six Months
	Ended		Years Ended March 31,
	September 30,
	2005		2005	2004	2003		2002		2001E

	(Unaudited
Net asset value, beginning of period	$66.18		$61.67	$41.95	$50.97		$56.38		$54.47

Investment operations:
Net investment income/(loss)	(.04)		(.07)	.02	.12	A	.08	A	(.01)
Net realized and unrealized gain/(loss) on investments	3.97		4.58	19.70	(9.14)		(5.23)		1.92

Total from investment operations	3.93		4.51	19.72	(9.02)		(5.15)		1.91

Distributions:
From net realized gain on investments	—		—	—	—		(.26)		—

Total distributions	—		—	—	—		(.26)		—

Net asset value, end of period	$70.11		$66.18	$61.67	$41.95		$50.97		$56.38

Ratios/supplemental data:
Total return	5.92	%C	7.31%	47.01%	(17.70)%		(9.20)%		3.51	%C
Expenses to average net assets	1.01	%D	1.03%	1.03%	1.07	%F	1.01	%F	.93	%D,F
Net investment income/(loss) to average net assets	(.16	)%D	(.14)%	.04%	.27%		.14%		(.44	)%D
Portfolio turnover rate	7.0	%C	8.8%	3.8%	25.0%		24.4%		27.0%
Net assets, end of period (in thousands)	$1,773,069		$944,489	$500,241	$227,189		$157,964		$171,427

E	For the period March 23, 2001 (commencement of operations) to March 31, 2001.

F	Interest expense incurred with respect to the borrowings described in Note 5 to the financial statements did not affect the expense ratio, which, excluding interest expense, was 1.07% for the year ended March 31, 2003, 1.01% for the year ended March 31, 2002, and 0.93% for the period ended March 31, 2001.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights — Continued

Institutional Class:

	For the
	Six Months
	Ended		Years Ended December 31,
	September 30,
	2005		2005	2004	2003		2002		2001

	(Unaudited
Net asset value, beginning of period	$67.04		$62.26	$42.21	$51.12		$56.38		$77.52

Investment operations:
Net investment income	.06		.12	.18	.28	A	.25	A	.35	A
Net realized and unrealized gain/(loss) on investments	4.04		4.66	19.87	(9.19)		(5.25)		(7.02)

Total from investment operations	4.10		4.78	20.05	(8.91)		(5.00)		(6.67)

Distributions:
From net realized gain on investments	—		—	—	—		(.26)		(14.47)

Total distributions	—		—	—	—		(.26)		(14.47)

Net asset value, end of period	$71.14		$67.04	$62.26	$42.21		$51.12		$56.38

Ratios/supplemental data:
Total return	6.11	%C	7.68%	47.50%	(17.43)%		(8.95)%		(9.09)%
Expenses to average net assets	.69	%D	.69%	.70%	.72	%G	.70	%G	.71	%G
Net investment income to average net assets	.19	%D	.21%	.38%	.64%		.45%		.54%
Portfolio turnover rate	7.0	%C	8.8%	3.8%	25.0%		24.4%		27.0%
Net assets, end of period (in thousands)	$5,400,925		$4,353,817	$2,928,977	$1,434,110		$1,762,276		$1,658,522

G	Interest expense incurred with respect to the borrowings described in Note 5 to the financial statements did not affect the expense ratio, which, excluding interest expense, was 0.72% for the year ended March 31, 2003, 0.70% for the year ended March 31, 2002, and 0.71% for the year ended March 31, 2001.

See notes to financial statements.

Semi-Annual Report to Shareholders

Notes to Financial Statements

Legg Mason Value Trust, Inc.

(Amounts in Thousands) (Unaudited)

1. Significant Accounting Policies:

   The Legg Mason Value Trust, Inc. (“Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end, diversified investment company.
   The Fund offers three classes of shares: Primary Class, Financial Intermediary Class, and Institutional Class. The income and expenses of the Fund are allocated proportionately to each class of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only on Primary and Financial Intermediary Class shares and transfer agent and shareholder servicing expenses, which are determined separately for each class.
   Preparation of the financial statements in accordance with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation

   Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.
   The Fund’s securities are valued on the basis of available market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Directors. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. All fair valued securities are identified in the portfolio of investments.

Security Transactions

   Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

   For the six months ended September 30, 2005, security transactions (excluding short-term investments) were:

Purchases	Proceeds From Sales

$1,828,112	$1,203,300

Foreign Currency Translation

   Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

   The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Compensating Balance Credits

   The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments. For the six months ended September 30, 2005, the Fund earned no compensating balance credits.

Semi-Annual Report to Shareholders

Commission Recapture

   The Fund has entered into a directed brokerage agreement with State Street Bank, its custodian, whereby a portion of commissions paid on investment transactions may be rebated to the Fund. For the six months ended September 30, 2005, there were no payments.

Investment Income and Distributions to Shareholders

   Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Distributions from net investment income, if available, are determined at the class level and paid annually. Distributions from net realized gains, which are calculated at the Fund level, are declared and paid annually in June. An additional distribution may be made in December, to the extent necessary in order to comply with Federal excise tax requirements.

Foreign Taxes

   The Fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the Fund and withheld from dividend and interest income.

Other

   In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims in considered remote.

2. Federal Income Taxes:

   No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income to its shareholders. Because federal income tax regulations differ from accounting principals generally accepted in the United States of America, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term gains and net gains on foreign currency transactions are treated as “ordinary income” for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differs from those reflected in the accompanying financial statements. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2005.

Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

   The Fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of March 31, 2005, the Fund has capital loss carryforwards of $144,663, $1,030,652, and $151,656, which expire in 2010, 2011, and 2012, respectively.

3. Transactions With Affiliates:

   The Fund has an investment advisory and management agreement with Legg Mason Capital Management, Inc. (“LMCM”). Pursuant to the agreement, LMCM provides the Fund with investment advisory, management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at annual rates of the Fund’s average daily net assets. The annual advisory fee rates for the Fund are provided in the chart below:

Management	Asset
Fee	Breakpoint

1.00%	$0 - $100 million
0.75%	$100 million - $1 billion
0.65%	in excess of $1 billion

   On April 1, 2005, Legg Mason Capital Management, Inc. (“LMCM”) replaced Legg Mason Funds Management, Inc. (“LMFM”) as Investment Manager of the Fund. LMCM and LMFM are both wholly owned subsidiaries of Legg Mason Inc. and the advisory personnel who managed the Fund as employees of LMFM continue to do so as employees of LMCM. The compensation arrangements between the Fund and LMCM are identical to the previous arrangements between the Fund and LMFM.

   Legg Mason Fund Adviser, Inc. (“LMFA”) serves as administrator to the Fund under a sub-administration agreement with LMCM. For LMFA’s services to the Fund, LMCM (not the Fund) pays LMFA a fee, calculated daily and payable monthly, at an annual rate of 0.05% of the average daily net assets of the Fund.

   Legg Mason Wood Walker, Incorporated (“Legg Mason”), a member of the New York Stock Exchange, serves as the Fund’s distributor. Legg Mason receives an annual distribution fee and an annual service fee, based on the Fund’s Primary and Financial Intermediary Classes’ average daily net assets, computed daily and payable monthly as follows:

	Distribution	Service
	Fee	Fee

Primary Class	0.70%	0.25%
Financial Intermediary Class	N/A	0.25%

Semi-Annual Report to Shareholders

   The Fund paid $21 in brokerage commissions to Legg Mason for Fund security transactions during the six months ended September 30, 2005.

   LM Fund Services, Inc. (“LMFS”), a registered transfer agent, has an agreement with the Fund’s transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LMFS $720 for the six months ended September 30, 2005.

   LMCM, LMFA, Legg Mason, and LMFS are wholly owned subsidiaries and corporate affiliates of Legg Mason, Inc.

   Under a Deferred Compensation Plan (the “Plan”), directors may elect to defer receipt of all or a specified portion of their compensation. A participating director may select one or more funds in which his or her deferred director’s fees will be deemed to be invested. Deferred amounts remain in the fund until distributed in accordance with the Plan.

4. Transactions With Affiliated Companies:

   An Affiliated Company is a company in which the Fund has ownership of at least 5% of the company’s voting securities. Transactions during the six months ended September 30, 2005, with companies which are or were affiliated were as follows:

	Affiliate	Purchased		Sold
	Value at					Dividend	Value at	Realized
	3/31/05	Cost	Shares	Cost	Shares	Income	9/30/05	Gain/(Loss)

Amazon.com, Inc.	$805,345	$1,632	45	$338	45	$—	$1,064,550	$113
Eastman Kodak Company	553,350	115,783	4,534	724	34	4,500	523,095	(545)
Expedia Inc.A	—	28,259	1,283	—	—	—	361,549	—
Health Net Inc.	349,997	252	7	5,012	207	—	496,860	3,215
IAC/InterActiveCorp	757,180	802	32	1,269	65	—	430,950	(193)
MGIC Investment Corporation	462,525	298	5	39,876	904	2,097	423,759	21,639
Qwest Communications International, Inc.	410,700	7,491	2,000	251	215	—	462,418	(670)
The AES Corporation	851,760	535	36	131	99	—	853,325	637

	$4,190,857	$155,052		$47,601		$6,597	$4,616,506	$24,196

A	This security did not have affiliate status at 3/31/05 because the Fund owned less than 5% of the company’s voting shares. Shares purchased during the six months ended 9/30/05 have resulted in its recognition as an affiliated company.

Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

5. Line of Credit:

   The Fund, along with certain other Legg Mason Funds, participates in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Fund did not utilize the line of credit during the six months ended September 30, 2005.

6. Fund Share Transactions:

   At September 30, 2005, there were 450,000 shares authorized at $.001 par value for the Primary Class, 100,000 shares authorized at $.001 par value for the Financial Intermediary Class, and 150,000 shares authorized at $.001 par value for the Institutional Class of the Fund. Share transactions were as follows:

	Primary Class		Financial Intermediary Class		Institutional Class

	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	9/30/05	3/31/05	9/30/05	3/31/05	9/30/05	3/31/05

Shares:
Sold	6,708	18,360	13,537	10,913	15,445	25,631
Repurchased	(16,347)	(23,169)	(2,518)	(4,753)	(4,466)	(7,730)

Net Change	(9,639)	(4,809)	11,019	6,160	10,979	17,901

Amount:
Sold	$423,020	$1,088,526	$932,757	$710,925	$1,078,747	$1,637,520
Repurchased	(1,038,839)	(1,370,024)	(172,338)	(299,206)	(310,285)	(501,571)

Net Change	$(615,819)	$(281,498)	$760,419	$411,719	$768,462	$1,135,949

Fund Information

Investment Adviser

Legg Mason Capital Management, Inc. Baltimore, MD

Board of Directors

John F. Curley, Jr., Chairman Mark R. Fetting, President Dr. Ruby P. Hearn Arnold L. Lehman Robin J.W. Masters Dr. Jill E. McGovern Arthur S. Mehlman G. Peter O’Brien S. Ford Rowan Robert M. Tarola

Officers

Marie K. Karpinski, Vice President and Treasurer
Gregory T. Merz, Vice President and Chief Legal Officer
Amy M. Olmert, Chief Compliance Officer
Richard M. Wachterman, Secretary
Wm. Shane Hughes, Assistant Treasurer
Holly L. Hunter-Ceci, Assistant Secretary

Transfer and Shareholder Servicing Agent

Boston Financial Data Services Braintree, MA

Custodian

State Street Bank & Trust Company Boston, MA

Counsel

Kirkpatrick & Lockhart Nicholson Graham LLP Washington, DC

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP Baltimore, MD

About the Legg Mason Funds

Equity Funds
American Leading Companies Trust
Classic Valuation Fund
Growth Trust
Special Investment Trust
U.S. Small-Capitalization Value Trust
Value Trust
Specialty Funds
Balanced Trust
Financial Services Fund
Opportunity Trust
Global Funds
Emerging Markets Trust
Global Income Trust
International Equity Trust
Taxable Bond Funds
Core Bond Fund
High Yield Portfolio
Investment Grade Income Portfolio
Limited Duration Bond Portfolio
Tax-Free Bond Funds
Maryland Tax-Free Income Trust
Pennsylvania Tax-Free Income Trust
Tax-Free Intermediate-Term Income Trust
Money Market Funds
Cash Reserve Trust
Tax-Exempt Trust
U.S. Government Money Market Portfolio	Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

Information about the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission (“SEC”) website (http://www.sec.gov). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or through the Fund’s website at www.leggmasonfunds.com/aboutlmf.

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

For more information about the differences between the fund share classes included in this report, contact your financial adviser.

You should consider a fund’s investment objectives, risks, charges, and expenses carefully before investing. For a prospectus, which contains this and other information on any Legg Mason fund, call your financial adviser, call 1-800-577-8589, or visit www.leggmasonfunds.com. Please read the prospectus carefully before investing.

Legg Mason Funds For Primary Class Shareholders 800-822-5544 www.leggmasonfunds.com	Legg Mason Institutional Funds For FI and I Class Shareholders 888-425-6432 www.lminstitutionalfunds.com

Legg Mason Wood Walker, Incorporated

P.O. Box 1476, Baltimore, MD 21203-1476
410-539-0000

LMF-002 (9/05)

Item 2. Code of Ethics.

     Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

     Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

     Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

     Not applicable.

Item 6. Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
              Investment Companies.

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies
              and Affiliated Purchasers.

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

     Not applicable.

Item 11. Controls and Procedures.

     (a)  The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed is properly communicated to the Registrant’s officers, as appropriate, to allow timely decisions regarding the required disclosures.

     (b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable for semi-annual reports.

(a) (2) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

(b) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Value Trust, Inc.

By: /s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Value Trust, Inc.
Date: November 28, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Value Trust, Inc.
Date: November 28, 2005

By: /s/ Marie K. Karpinski

Marie K. Karpinski
Treasurer, Legg Mason Value Trust, Inc.
Date: November 25, 2005